Fair Value Measurements (Details) - Schedule of company’s financial assets and liabilities - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities	$ 115,007,460	$ 115,024,797
Liabilities:
Public Warrant liabilities	5,711,666	5,443,335
Private Placement Warrant liabilities	3,774,666	3,597,335
Total Warrant liabilities	9,486,332	9,040,670
Fair Value, Inputs, Level 1 [Member]
Assets
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities	115,007,460	115,024,797
Liabilities:
Public Warrant liabilities	5,711,666
Private Placement Warrant liabilities
Total Warrant liabilities	5,711,666
Fair Value, Inputs, Level 2 [Member]
Assets
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities
Liabilities:
Public Warrant liabilities
Private Placement Warrant liabilities	3,774,666
Total Warrant liabilities	3,774,666
Fair Value, Inputs, Level 3 [Member]
Assets
Investments held in Trust Account – money market fund holding solely U.S. Treasury Securities
Liabilities:
Public Warrant liabilities		5,443,335
Private Placement Warrant liabilities		3,597,335
Total Warrant liabilities		$ 9,040,670